Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.83%
Belgium–3.11%
Anheuser-Busch InBev S.A./N.V., ADR	340,272	$15,366,684
Canada–1.87%
Constellation Software, Inc.	6,638	9,236,496
China–2.44%
Kweichow Moutai Co. Ltd., A Shares	45,906	12,074,975
Finland–2.00%
Kone OYJ, Class B	257,681	9,922,936
France–3.18%
LVMH Moet Hennessy Louis Vuitton SE	26,736	15,716,358
Germany–5.21%
KION Group AG	355,807	6,894,620
SAP SE	229,116	18,887,133
		25,781,753
Hong Kong–3.39%
AIA Group Ltd.	2,020,600	16,776,146
Japan–1.00%
FANUC Corp.	18,200	2,517,749
Nabtesco Corp.	119,300	2,442,815
		4,960,564
Netherlands–1.90%
Topicus.com, Inc.(a)	195,404	9,395,688
Switzerland–3.94%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	432,956	193,069
Temenos AG	286,631	19,300,283
		19,493,352
United Kingdom–11.60%
British American Tobacco PLC	716,796	25,632,194
Imperial Brands PLC	432,353	8,921,942
London Stock Exchange Group PLC	270,963	22,848,547
		57,402,683
United States–56.19%
Accenture PLC, Class A	61,061	15,710,995
Adobe, Inc.(a)	15,438	4,248,538
Alphabet, Inc., Class A(a)	218,615	20,910,525
Shares		Value
United States–(continued)
Analog Devices, Inc.	137,394	$19,144,480
Aon PLC, Class A	70,784	18,960,910
Aptiv PLC(a)	134,979	10,556,708
AutoZone, Inc.(a)	6,688	14,325,228
Becton, Dickinson and Co.	77,692	17,312,108
Charter Communications, Inc., Class A(a)	42,584	12,917,856
Equinix, Inc.	31,512	17,925,286
Floor & Decor Holdings, Inc., Class A(a)(b)	28,511	2,003,183
Honeywell International, Inc.	106,009	17,700,323
Microsoft Corp.	104,235	24,276,331
Roche Holding AG	53,059	17,300,366
Sabre Corp.(a)(b)	2,291,768	11,802,605
Visa, Inc., Class A(b)	158,120	28,090,018
Walt Disney Co. (The)(a)	118,908	11,216,592
Zoetis, Inc.	91,796	13,612,429
		278,014,481
Total Common Stocks & Other Equity Interests (Cost $551,331,341)		474,142,116
Money Market Funds–4.03%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)(d)	11,958,468	11,958,468
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)(d)	7,972,312	7,972,312
Total Money Market Funds (Cost $19,930,780)		19,930,780
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.86% (Cost $571,262,121)		494,072,896
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.79%
Invesco Private Government Fund, 3.01%(c)(d)(e)	8,027,092	8,027,092
Invesco Private Prime Fund, 3.11%(c)(d)(e)	20,646,286	20,646,286
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,674,718)		28,673,378
TOTAL INVESTMENTS IN SECURITIES—105.65% (Cost $599,936,839)		522,746,274
OTHER ASSETS LESS LIABILITIES–(5.65)%		(27,954,382)
NET ASSETS–100.00%		$494,791,892

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,912,333	$26,570,949	$(38,524,814)	$-	$-	$11,958,468	$115,943
Invesco Treasury Portfolio, Institutional Class	15,941,556	17,713,966	(25,683,210)	-	-	7,972,312	72,015
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,115,822	123,720,401	(135,809,130)	(1)	-	8,027,092	94,317*
Invesco Private Prime Fund	46,936,917	273,174,879	(299,455,872)	1,440	(11,078)	20,646,286	257,499*
Total	$106,906,628	$441,180,195	$(499,473,026)	$1,439	$(11,078)	$48,604,158	$539,774

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$15,366,684	$—	$—	$15,366,684
Canada	9,236,496	—	—	9,236,496
China	—	12,074,975	—	12,074,975
Finland	—	9,922,936	—	9,922,936
France	—	15,716,358	—	15,716,358
Germany	—	25,781,753	—	25,781,753
Hong Kong	—	16,776,146	—	16,776,146
Japan	—	4,960,564	—	4,960,564
Netherlands	9,395,688	—	—	9,395,688
Switzerland	193,069	19,300,283	—	19,493,352
United Kingdom	—	57,402,683	—	57,402,683
United States	260,714,115	17,300,366	—	278,014,481
Money Market Funds	19,930,780	28,673,378	—	48,604,158
Total Investments	$314,836,832	$207,909,442	$—	$522,746,274
Invesco Global Core Equity Fund